Schedule of Investments (Parenthetical)	Dec. 31, 2024 USD ($)
Percentage representing common stock in investments owned	18.03%
Percentage representing private investments owned at fair value	96.45%
Percentage representing convertible notes in investments owned	1.36%
Percentage representing preferred stock in investments owned	9.95%
Percentage representing special purpose vehicles in investments owned	67.12%
Percentage representing short-term investments owned	2.16%
Investment owned, at cost	$ 83,911,153
Percentage representing other assets less liabilities	1.22%
Percentage representing net assets in investments owned	100.00%
UNITED STATES
Percentage representing securities by country in investments owned	88.62%
UNITED KINGDOM
Percentage representing securities by country in investments owned	11.38%
Common Stocks at fair value 2.53% [Member]
Percentage representing common stock in investments owned	2.62%
Investment owned, at cost	$ 6,419,399
Common Stocks at fair value 2.53% [Member] | Mobile Commerce [Member]
Percentage representing industry in investments owned	2.62%
Common Stocks 19.96% [Member]
Investment owned, at cost	$ 83,911,153
Common Stocks 19.96% [Member] | Education Services [Member]
Percentage representing industry in investments owned	2.27%
Common Stocks 19.96% [Member] | Enterprise Software [Member]
Percentage representing industry in investments owned	1.61%
Common Stocks 19.96% [Member] | Financial Technology [Member]
Percentage representing industry in investments owned	13.68%
Common Stocks 19.96% [Member] | Social Media [Member]
Percentage representing industry in investments owned	0.35%
Common Stocks 19.96% [Member] | Supply Chain/Logistics [Member]
Percentage representing industry in investments owned	0.10%
Convertible Notes 1.31% [Member] | Aviation/Aerospace [Member]
Percentage representing industry in investments owned	1.36%
Convertible Notes 1.31% [Member] | Aviation/Aerospace [Member] | Boom Technology, Inc. [Member]
Investment payment in kind interest rate	5.00%
Investment maturity date	Dec. 31, 2030
Preferred Stocks 9.59% [Member] | Financial Technology [Member]
Percentage representing industry in investments owned	2.81%
Preferred Stocks 9.59% [Member] | Social Media [Member]
Percentage representing industry in investments owned	0.43%
Preferred Stocks 9.59% [Member] | Aviation/Aerospace [Member]
Percentage representing industry in investments owned	6.51%
Preferred Stocks 9.59% [Member] | Food Products [Member]
Percentage representing industry in investments owned	0.20%
Special Purpose Vehicles 65.72% [Member] | Financial Technology [Member]
Percentage representing industry in investments owned	4.77%
Special Purpose Vehicles 65.72% [Member] | Aviation/Aerospace [Member]
Percentage representing industry in investments owned	54.40%
Special Purpose Vehicles 65.72% [Member] | Food Products [Member]
Percentage representing industry in investments owned	0.33%
Special Purpose Vehicles 65.72% [Member] | Artificial Intelligence [Member]
Percentage representing industry in investments owned	4.41%
Special Purpose Vehicles 65.72% [Member] | Gaming/Entertainment [Member]
Percentage representing industry in investments owned	3.20%
Short-Term Investments 2.08% [Member] | Money Market [Member]
Percentage representing industry in investments owned	2.16%
Short-Term Investments 2.08% [Member] | Money Market [Member] | First American Treasury Obligations [Member]
Percentage representing industry in investments owned	4.40%
Total Investments, at fair value - 101.18% [Member]
Percentage representing common stock in investments owned	101.22%